As filed with the Securities and Exchange Commission on October 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

McKinley Diversified Income Fund
SCHEDULE OF INVESTMENTS at August 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 72.7%
Biotechnology: 1.3%
23,505	PDL BioPharma, Inc.	$186,630
Capital Markets: 12.0%
18,438	AllianceBernstein Holding LP	356,407
14,218	The Blackstone Group LP	310,521
15,159	Main Street Capital Corp.	441,430
3,182	Oaktree Capital Group, LLC	164,828
20,592	Solar Capital Ltd.	451,993
		1,725,179
Chemicals: 2.5%
5,048	LyondellBasell Industries NV	354,117
Commercial Banks: 2.2%
44,166	Banco Santander SA - ADR	314,020
Commercial Services & Supplies: 2.0%
16,808	RR Donnelley & Sons Co.	280,357
Diversified Financial Services: 3.5%
49,403	KKR Financial Holdings, LLC	502,429
Diversified Telecommunication Services: 5.4%
12,032	AT&T, Inc.	407,043
11,095	CenturyLink, Inc.	367,466
		774,509
Energy Equipment & Services: 4.4%
13,543	SeaDrill Ltd.	626,499
Gas Utilities: 2.3%
7,935	AmeriGas Partners LP	337,238
Metals & Mining: 3.3%
12,380	Southern Copper Corp.	340,450
9,534	Vale SA - ADR	137,385
		477,835
Oil, Gas & Consumable Fuels: 12.7%
5,960	Atlas Pipeline Partners LP	231,248
20,437	Breitburn Energy Partners LP	361,122
12,486	Calumet Specialty Products Partners LP	381,696
5,221	Energy Transfer Partners LP	267,681
14,463	Linn Energy, LLC	348,703
4,688	Targa Resources Partners LP	229,056
		1,819,506
Pharmaceuticals: 5.6%
6,734	AstraZeneca PLC - ADR	331,380
5,401	Bristol Myers Squibb Co.	225,168
4,787	GlaxoSmithKline PLC - ADR	243,610
		800,158
Semiconductors & Semiconductor Equipment: 2.2%
14,417	Intel Corp.	316,886
Thrifts & Mortgage Finance: 3.2%
19,880	Home Loan Servicing Solutions Ltd.	453,264

Tobacco: 7.8%
9,974	Altria Group, Inc.	337,919
7,698	Reynolds American, Inc.	366,656
25,211	Vector Group Ltd.	411,695
		1,116,270
Trading Companies & Distributors: 2.3%
7,822	TAL International Group, Inc.	334,782
TOTAL COMMON STOCKS
(Cost $10,607,571)		10,419,679
PARTNERSHIPS & TRUSTS: 15.3%
Real Estate Investment Trusts: 15.3%
12,284	Agree Realty Corp.	332,896
15,623	Capstead Mortgage Corp.	183,414
44,134	MFA Financial, Inc.	317,765
45,183	Newcastle Investment Corp.	238,114
56,628	Northstar Realty Finance Corp.	496,062
7,651	Omega Healthcare Investors, Inc.	217,288
9,330	Plum Creek Timber Co., Inc.	413,413
		2,198,952
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,447,598)		2,198,952
INVESTMENT COMPANIES: 9.9%
31,181	Ares Capital Corp.	548,162
38,744	Prospect Capital Corp.	428,896
46,244	TICC Capital Corp.	445,792
TOTAL INVESTMENT COMPANIES
(Cost $1,429,440)		1,422,850
SHORT-TERM INVESTMENTS: 1.1%
Money Market Fund: 1.1%
161,931	Invesco Treasury Portfolio, 0.02%1	161,931
TOTAL SHORT-TERM INVESTMENTS
(Cost $161,931)		161,931
TOTAL INVESTMENTS IN SECURITIES: 99.0%
(Cost $14,646,540)		14,203,412
Other Assets in Excess of Liabilities: 1.0%		145,105
TOTAL NET ASSETS: 100.0%		$14,348,517

ADR	American Depositary Receipt
1	Seven-day yield as of August 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows+:

Cost of investments	$14,646,540
Gross unrealized appreciation	313,576
Gross unrealized depreciation	(756,704)
Net unrealized depreciation	$(443,128)

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Exposure at August 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,419,679	$-	$-	$10,419,679
Partnerships & Trusts	2,198,952	-	-	2,198,952
Investment Companies	1,422,850	-	-	1,422,850
Short-Term Investments	161,931	-	-	161,931
Total Investments in Securities	$14,203,412	$-	$-	$14,203,412

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date          October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          October 21, 2013

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          October 29, 2013

* Print the name and title of each signing officer under his or her signature.